Other Liabilities	12 Months Ended
Oct. 31, 2019
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Other Liabilities
22	Other Liabilities

As at October 31 ($ millions)	2019	2018
Accrued interest	$2,902	$2,634
Accounts payable and accrued expenses	5,924	6,198
Current tax liabilities	342	435
Deferred tax liabilities (Note 27)	1,307	1,205
Gold and silver certificates and bullion	4,124	5,019
Margin and collateral accounts	5,826	6,523
Segregated fund liabilities	2,405	2,736
Payables to brokers, dealers and clients	377	564
Provisions (Note 23)	224	181
Allowance for credit losses on off-balance sheet exposures (Note 13)	56	74
Pension liabilities (Note 28)	1,692	593
Other liabilities of subsidiaries and structured entities	22,626	19,933
Other	6,677	6,649
Total	$54,482	$52,744